UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Crescendo Partners II, L.P.
Address:  777 Third Avenue, 37th Floor
          New York, New York 10017

Form 13F File Number: 28-13837

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Eric Rosenfeld
Title: Managing Member of General Partner of Crescendo Partners II, L.P.
Phone: 212-319-7676

Signature, Place, and Date of Signing:

       /s/ Eric Rosenfeld, New York, NY, May 16, 2011

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                       6
                                              -----------------------------

Form 13F Information Table Value Total:                $106,648
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-13838                       Eric Rosenfeld

                                                     Form 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------    --------------  ---------  --------  --------------------   --------  ---------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    ($1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
BUILD A BEAR WORKSHOP         COM             120076104    7,501  1,239,787    SH        OTHER       1         0     1,239,787   0
CHARMING SHOPPES INC          COM             161133103   25,373  5,956,125    SH        OTHER       1         0     5,956,125   0
COTT CORP QUE                 COM             22163N106   50,161  5,966,455    SH        OTHER       1         0     5,966,455   0
CPI AEROSTRUCTURES INC        COM NEW         125919308   11,552    760,000    SH        OTHER       1         0       760,000   0
CRYSTALLEX INTL CORP          COM             22942F101        6     40,700    SH        OTHER       1         0        40,700   0
O CHARLEYS INC                COM             670823103   12,055  2,019,324    SH        OTHER       1         0     2,019,324   0